Filed Pursuant to Rule 497(e)
Registration No. 333-07305
1940 Act File No. 811-07685

FRONTIER FUNDS, INC.

Frontier HyperiUS Global Equity Fund

Institutional Class Shares (FHYPX)

Service Class Shares (FHGSX)

Supplement dated June 11, 2024

to the Statement of Additional Information dated October 31, 2023

The Frontier HyperiUS Global Equity Fund (the “Fund”), a series of Frontier Funds, Inc. (the “Company”), has been liquidated effective June 10, 2024. Accordingly, all references to the Fund in the Company’s Statement of Additional Information are hereby eliminated.

Please retain this Supplement for future reference.